Note 2 - Summary of Receivables, Net (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable Net Current [Abstract]
Trade receivables	$ 300	$ 345
Miscellaneous receivables	50	57
Total (net of allowances of $10 and $11 as of December 31, 2015 and December 31, 2014, respectively)	$ 350	$ 402